INVESTMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loan security	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Net Investment Income [Line Items]
Number of unrealized loss positions | security	845	119
Debt securities exposure in single issuer greater than stated percentage of total investments	1.20%
Fixed maturities available-for-sale, amortized cost	$ 2,606,000,000	$ 2,444,000,000
Unrealized loss on available for sale securities	0	0
Gross unrealized losses	$ 223,000,000	6,000,000
Financing receivable, debt service ratio multiplier	2.0
Financing receivable, allowance for credit loss, excluding accrued interest	$ 0	$ 0
Minimum
Net Investment Income [Line Items]
Financing receivable, loan to value ratio percentage	0.00%	0.00%
Maximum
Net Investment Income [Line Items]
Financing receivable, loan to value ratio percentage	50.00%	50.00%
Fixed maturities
Net Investment Income [Line Items]
Accrued investment income receivable	$ 23,000,000	$ 20,000,000
Accrued interest, written off	0	0	$ 0
Fixed maturities available-for-sale, amortized cost	2,600,000,000	2,400,000,000
Corporate
Net Investment Income [Line Items]
Debt securities exposure in single issuer of total investments	$ 24,000,000	$ 27,000,000
Debt securities exposure in single issuer of total investments, percent	10.30%	3.80%
Fixed maturities available-for-sale, amortized cost	$ 2,417,000,000	$ 2,237,000,000
Gross unrealized losses	200,000,000	6,000,000
Commercial Mortgage Loans
Net Investment Income [Line Items]
Accrued investment income receivable	$ 0	0
Number of loans held | loan	2
Accrued interest, written off	$ 0	0	$ 0
Financing receivable, allowance for credit loss, excluding accrued interest	0	0
Financing receivable, allowance for credit loss, excluding accrued interest, period increase (decrease)	0	0
Commercial Mortgage Loans | Greater than 2.0x | 0% - 50%
Net Investment Income [Line Items]
Financing receivable, excluding accrued interest, before allowance for credit loss	17,000,000
Individually Assessed Mortgage Loans
Net Investment Income [Line Items]
Financing receivable, allowance for credit loss, excluding accrued interest	0	0
Mortgage loans foreclosure probable	0	0
Other Than Investment Grade | External Credit Rating, Non Investment Grade | Fixed maturities
Net Investment Income [Line Items]
Available-for-sale securities, amortized cost	$ 4,000,000	$ 10,000,000
Percentage of available for sale securities	0.20%	0.40%